Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants [Abstract]
Warrants

Note 9. Warrants

Legacy XL Common Stock Warrants:

During the six months ended June 30, 2021, 243,000 Legacy XL Warrants were exercised, which resulted in the issuance of 233,555 shares of the Company’s common stock, in a cashless exercise.

A summary of the warrant activity for the six months ended June 30, 2021 was as follows:

Warrants	Shares	Weighted Average Exercise Price

Outstanding at January 1, 2021	249,117	$0.76
Issued	-	-
Exercised	(243,000)	0.76
Outstanding at June 30, 2021	6,117	$0.76
Exercisable at June 30, 2021	6,117	$0.76

Note 14. Warrants

During the year ended 2020 and in connection with the merger, the Company assumed the private placement warrants to purchase 4,233,333 shares of Common Stock, with an exercise price of $11.50 per share, and public warrants to purchase 7,666,667 shares of Common Stock, with an exercise price of $11.50 per share.

During the year ended December 31, 2020, the Company issued 4,995,584 shares of Common Stock pursuant to the exercise of warrants which resulted in cash proceeds to the Company of $884. As of December 31, 2020 and 2019, the Company had warrants outstanding to purchase 12,149,117 and 5,269,204 shares of Common Stock, respectively.

Subsequent to the year ended December 31, 2020, 243,000 Legacy XL Warrants were exercised, which resulted in the issuance of 233,555 shares of the Company’s common stock, in a cashless exercise. Also, after December 31, 2020, 7,441,020 public warrants were exercised, which resulted in the issuance of 7,441,020 shares of the Company’s Common Stock, generating cash proceeds of $85,543.

A summary of the warrant activity for the year ended December 31, 2020 was as follows:

Warrants	Shares	Weighted Average Exercise Price

Outstanding at December 31, 2019	5,091,970	$0.26
Private Warrant liabilities assumed in connection with the Merger	4,233,333	11.50
Public Warrant liabilities assumed in connection with the Merger	7,666,667	11.50
Issued	177,229	0.70
Exercised	(5,020,082)	0.34
Outstanding at December 31, 2020	12,149,117	$11.28
Exercisable at December 31, 2020	12,149,117	$11.28